Document And Entity Information	Jul. 26, 2019
Document Information [Line Items]
EntityRegistrantName	AVX Corp
DocumentType	8-K
DocumentPeriodEndDate	Jul. 26, 2019
EntityIncorporationStateCountryCode	DE
EntityFileNumber	1-7201
EntityTaxIdentificationNumber	33-0379007
EntityAddressAddressLine1	1 AVX Boulevard
EntityAddressCityOrTown	Fountain Inn
EntityAddressStateOrProvince	SC
EntityAddressPostalZipCode	29644
CityAreaCode	864
LocalPhoneNumber	967-2150
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Security12bTitle	Common Stock
TradingSymbol	AVX
SecurityExchangeName	NYSE
AmendmentFlag	false
EntityCentralIndexKey	0000859163
EntityEmergingGrowthCompany	false